Note 8 - Convertible Loan - Convertible Loan (Details)			12 Months Ended
	Jun. 10, 2021 CAD ($)	Jun. 10, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Beginning balance at June 30, 2019			$ 4,955,500	$ 0
Initial recognition				4,641,796
Interest and accretion expense			173,662	132,034
Foreign exchange loss (gain)			(594,788)	181,670
Common shares issued for conversion		$ (3,750,000)	(4,353,088)
Interest paid	$ (181,286)		(181,286)	0
Balance at June 30, 2020			$ 0	$ 4,955,500